Pay vs Performance Disclosure Unit_pure in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
The table below provides additional information related to compensation for our named executive officers as required by Item 402(v) of Regulation
S-K.
The table includes a new calculated value titled “compensation actually paid” (“CAP”) for the Primary Executive Officer (“PEO”), our CEO, and for the
non-PEO
NEOs. It’s important to note the majority of the value displayed as CAP has in fact not been earned or paid and reflects updated values of outstanding equity awards that are still subject to vesting, and in some cases, performance requirements. The table also provides information on our cumulative TSR, the cumulative TSR of the Bloomberg Americas Pipeline Index, GAAP net income and Adjusted EBITDA.

YEAR	SUMMARY COMPENSATION TABLE TOTAL FOR PEO ($)	COMPENSATION ACTUALLY PAID TO PEO ($)	AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR NON-PEO NAMED EXECUTIVE OFFICERS ($) (a)	AVERAGE COMPENSATION ACTUALLY PAID TO NON-PEO NAMED EXECUTIVE OFFICERS ($) (a)	VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON: (b)		NET INCOME ($) in millions	ADJUSTED EBITDA (c) ($) in millions
					COMPANY TSR ($)	BLOOMBERG AMERICAS PIPELINE INDEX TSR ($)

2023	$17,548,802	$18,483,038	$4,887,359	$5,389,030	$190.37	$131.11	$3,303	$6,779

2022	13,887,596	36,717,682	4,323,372	9,088,871	170.05	122.58	2,117	6,418

2021	13,759,533	32,332,070	4,036,788	9,626,605	127.92	106.10	1,562	5,635

2020	12,171,958	12,835,709	4,007,220	4,308,244	92.40	79.13	198	5,105

(a)
The PEO for the disclosure is our CEO Mr. Armstrong. The
non-PEO
NEOs for 2020 and 2021 include Mr. Dunn, Mr. Zamarin, Mr. Chandler, and Mr. Bennett. The
non-PEO
NEOs for 2022 and 2023 include Mr. Dunn, Mr. Zamarin, Mr. Porter, and Mr. Wilson.

(b)	The dollar amount represents the value of an initial $100 investment on December 31, 2019, assuming reinvestment of all dividends.
(c)	Adjusted EBITDA is a non-GAAP measure. A reconciliation of these non-GAAP financial measures to their nearest GAAP comparable financial measure is included in the appendix.
The following tables detail the adjustments to the SCT total compensation value to reach the calculated CAP result. The equity award values are calculated in accordance with FASB ASC Topic 176 for each year-end
value. For awards that vested within the applicable calendar year, the actual vesting date value is applied. The addition to the SCT value for pension benefits reflect the actual service cost applicable for the calendar year as opposed to the change in present value of the pension benefit used in the SCT. No prior service cost is included as there were no applicable plan amendments during this time.
The PEO calculation of CAP:

YEAR	SCT TOTAL COMP	DEDUCTIONS FROM SCT TOTAL FOR EQUITY AWARDS	DEDUCTIONS FROM SCT FOR PENSION BENEFITS	ADDITIONS TO SCT TOTAL FOR EQUITY AWARDS	ADDITIONS TO SCT FOR PENSION BENEFITS	COMPENSATION ACTUALLY PAID

2023	$17,548,802	$(9,999,977)	$(3,453,819)	$13,576,265	$811,767	$18,483,038

2022	13,887,596	(9,300,000)	—	31,567,125	562,961	36,717,682

2021	13,759,533	(9,000,015)	—	26,902,316	670,236	32,332,070

2020	12,171,958	(7,500,010)	(943,581)	8,421,513	685,829	12,835,709
The following details the sources of the CAP additions related to the PEO’s Equity Awards:

YEAR	FAIR VALUE OF CURRENT YEAR AWARDS OUTSTANDING AT YEAR END	CHANGE IN VALUE OF PRIOR YEARS’ AWARDS OUTSTANDING AT YEAR END	CHANGE IN VALUE OF PRIOR YEARS’ AWARDS THAT VESTED IN YEAR	CHANGE IN VALUE OF PRIOR YEARS’ AWARDS THAT FAILED TO MEET VESTING CONDITIONS	VALUE OF DIVIDENDS OR OTHER EARNINGS PAID ON EQUITY AWARDS NOT OTHERWISE REFLECTED IN FAIR VALUE OR TOTAL COMPENSATION	EQUITY VALUE INCLUDED IN CAP

2023	$11,424,080	$2,990,993	$(1,565,280)	$—	$726,471	$13,576,265

2022	10,498,900	18,907,561	1,709,315	—	451,348	31,567,125

2021	10,126,728	16,198,513	332,207	—	244,868	26,902,316

2020	8,504,268	1,767,331	(2,062,071)	—	211,985	8,421,513
Note:
The increased equity value included in CAP in 2021 and 2022 is primarily due to more than a 64 percent increase in the stock price from December
 31, 2020, to December
 30, 2022 and increases in the estimated performance-based RSU results of outstanding awards. Performance-based RSUs make up the largest component of the PEO’s annual equity award.

The
Non-PEO
NEOs calculation of CAP:

YEAR	SCT TOTAL COMP	DEDUCTIONS FROM SCT TOTAL FOR EQUITY AWARDS	DEDUCTIONS FROM SCT FOR PENSION BENEFITS	ADDITIONS TO SCT TOTAL FOR EQUITY AWARDS	ADDITIONS TO SCT FOR PENSION BENEFITS	COMPENSATION ACTUALLY PAID

2023	$4,887,359	$(2,850,000)	$(577,304)	$3,691,176	$237,800	$5,389,030

2022	4,323,372	(2,600,006)	—	7,220,623	144,882	9,088,871

2021	4,036,788	(2,275,002)	(67,160)	7,718,867	213,113	9,626,605

2020	4,007,220	(2,350,001)	(258,967)	2,688,674	221,318	4,308,244
The following details the sources of the CAP additions related to the
Non-PEO
NEO’s Equity Awards:

YEAR	FAIR VALUE OF CURRENT YEAR AWARDS OUTSTANDING AT YEAR END	CHANGE IN VALUE OF PRIOR YEARS’ AWARDS OUTSTANDING AT YEAR END	CHANGE IN VALUE OF PRIOR YEARS’ AWARDS THAT VESTED IN YEAR	CHANGE IN VALUE OF PRIOR YEARS’ AWARDS THAT FAILED TO MEET VESTING CONDITIONS	VALUE OF DIVIDENDS OR OTHER EARNINGS PAID ON EQUITY AWARDS NOT OTHERWISE REFLECTED IN FAIR VALUE OR TOTAL COMPENSATION	EQUITY VALUE INCLUDED IN CAP

2023	$3,246,052	$588,212	$(373,961)	$—	$230,873	$3,691,176

2022	2,919,316	3,759,353	410,716	—	131,238	7,220,623

2021	2,546,120	4,926,525	130,284	—	115,937	7,718,867

2020	2,605,503	363,249	(439,842)	—	159,764	2,688,674

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	The non-PEO NEOs for 2020 and 2021 include Mr. Dunn, Mr. Zamarin, Mr. Chandler, and Mr. Bennett. The non-PEO NEOs for 2022 and 2023 include Mr. Dunn, Mr. Zamarin, Mr. Porter, and Mr. Wilson.
PEO Total Compensation Amount	$ 17,548,802	$ 13,887,596	$ 13,759,533	$ 12,171,958
PEO Actually Paid Compensation Amount	$ 18,483,038	36,717,682	32,332,070	12,835,709
Adjustment To PEO Compensation, Footnote
The PEO calculation of CAP:

YEAR	SCT TOTAL COMP	DEDUCTIONS FROM SCT TOTAL FOR EQUITY AWARDS	DEDUCTIONS FROM SCT FOR PENSION BENEFITS	ADDITIONS TO SCT TOTAL FOR EQUITY AWARDS	ADDITIONS TO SCT FOR PENSION BENEFITS	COMPENSATION ACTUALLY PAID

2023	$17,548,802	$(9,999,977)	$(3,453,819)	$13,576,265	$811,767	$18,483,038

2022	13,887,596	(9,300,000)	—	31,567,125	562,961	36,717,682

2021	13,759,533	(9,000,015)	—	26,902,316	670,236	32,332,070

2020	12,171,958	(7,500,010)	(943,581)	8,421,513	685,829	12,835,709
The following details the sources of the CAP additions related to the PEO’s Equity Awards:

YEAR	FAIR VALUE OF CURRENT YEAR AWARDS OUTSTANDING AT YEAR END	CHANGE IN VALUE OF PRIOR YEARS’ AWARDS OUTSTANDING AT YEAR END	CHANGE IN VALUE OF PRIOR YEARS’ AWARDS THAT VESTED IN YEAR	CHANGE IN VALUE OF PRIOR YEARS’ AWARDS THAT FAILED TO MEET VESTING CONDITIONS	VALUE OF DIVIDENDS OR OTHER EARNINGS PAID ON EQUITY AWARDS NOT OTHERWISE REFLECTED IN FAIR VALUE OR TOTAL COMPENSATION	EQUITY VALUE INCLUDED IN CAP

2023	$11,424,080	$2,990,993	$(1,565,280)	$—	$726,471	$13,576,265

2022	10,498,900	18,907,561	1,709,315	—	451,348	31,567,125

2021	10,126,728	16,198,513	332,207	—	244,868	26,902,316

2020	8,504,268	1,767,331	(2,062,071)	—	211,985	8,421,513
Note:
The increased equity value included in CAP in 2021 and 2022 is primarily due to more than a 64 percent increase in the stock price from December
 31, 2020, to December
 30, 2022 and increases in the estimated performance-based RSU results of outstanding awards. Performance-based RSUs make up the largest component of the PEO’s annual equity award.

Non-PEO NEO Average Total Compensation Amount	$ 4,887,359	4,323,372	4,036,788	4,007,220
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,389,030	9,088,871	9,626,605	4,308,244
Adjustment to Non-PEO NEO Compensation Footnote
The
Non-PEO
NEOs calculation of CAP:

YEAR	SCT TOTAL COMP	DEDUCTIONS FROM SCT TOTAL FOR EQUITY AWARDS	DEDUCTIONS FROM SCT FOR PENSION BENEFITS	ADDITIONS TO SCT TOTAL FOR EQUITY AWARDS	ADDITIONS TO SCT FOR PENSION BENEFITS	COMPENSATION ACTUALLY PAID

2023	$4,887,359	$(2,850,000)	$(577,304)	$3,691,176	$237,800	$5,389,030

2022	4,323,372	(2,600,006)	—	7,220,623	144,882	9,088,871

2021	4,036,788	(2,275,002)	(67,160)	7,718,867	213,113	9,626,605

2020	4,007,220	(2,350,001)	(258,967)	2,688,674	221,318	4,308,244
The following details the sources of the CAP additions related to the
Non-PEO
NEO’s Equity Awards:

YEAR	FAIR VALUE OF CURRENT YEAR AWARDS OUTSTANDING AT YEAR END	CHANGE IN VALUE OF PRIOR YEARS’ AWARDS OUTSTANDING AT YEAR END	CHANGE IN VALUE OF PRIOR YEARS’ AWARDS THAT VESTED IN YEAR	CHANGE IN VALUE OF PRIOR YEARS’ AWARDS THAT FAILED TO MEET VESTING CONDITIONS	VALUE OF DIVIDENDS OR OTHER EARNINGS PAID ON EQUITY AWARDS NOT OTHERWISE REFLECTED IN FAIR VALUE OR TOTAL COMPENSATION	EQUITY VALUE INCLUDED IN CAP

2023	$3,246,052	$588,212	$(373,961)	$—	$230,873	$3,691,176

2022	2,919,316	3,759,353	410,716	—	131,238	7,220,623

2021	2,546,120	4,926,525	130,284	—	115,937	7,718,867

2020	2,605,503	363,249	(439,842)	—	159,764	2,688,674

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table
The four metrics on the following table represent an unranked list of the most important performance measures used by the Company to align compensation with Company performance.

MOST IMPORTANT PERFORMANCE METRICS IN 2023

Adjusted EBITDA

Available Funds From Operations (AFFO) Per Share

Relative Total Shareholder Return (TSR)

Return on Capital Employed (ROCE)

Total Shareholder Return Amount	$ 190.37	170.05	127.92	92.4
Peer Group Total Shareholder Return Amount	131.11	122.58	106.1	79.13
Net Income (Loss)	$ 3,303,000,000	$ 2,117,000,000	$ 1,562,000,000	$ 198,000,000
Company Selected Measure Amount	6,779	6,418	5,635	5,105
PEO Name	Mr. Armstrong
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	Adjusted EBITDA is a non-GAAP measure. A reconciliation of these non-GAAP financial measures to their nearest GAAP comparable financial measure is included in the appendix.
Measure:: 2
Pay vs Performance Disclosure
Name	Available Funds From Operations (AFFO) Per Share
Measure:: 3
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return (TSR)
Measure:: 4
Pay vs Performance Disclosure
Name	Return on Capital Employed (ROCE)
PEO | DEDUCTIONS FROM SCT TOTAL FOR EQUITY AWARDS [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (9,999,977)	$ (9,300,000)	$ (9,000,015)	$ (7,500,010)
PEO | DEDUCTIONS FROM SCT FOR PENSION BENEFITS [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,453,819)			(943,581)
PEO | ADDITIONS TO SCT TOTAL FOR EQUITY AWARDS [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,576,265	31,567,125	26,902,316	8,421,513
PEO | ADDITIONS TO SCT FOR PENSION BENEFITS [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	811,767	562,961	670,236	685,829
PEO | EQUITY AWARDS ADJUSTMENTS FAIR VALUE OF CURRENT YEAR AWARDS OUTSTANDING AT YEAR END [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,424,080	10,498,900	10,126,728	8,504,268
PEO | EQUITY AWARDS ADJUSTMENTS CHANGE IN VALUE OF PRIOR YEARS' AWARDS OUTSTANDING AT YEAR END [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,990,993	18,907,561	16,198,513	1,767,331
PEO | EQUITY AWARDS ADJUSTMENTS CHANGE IN VALUE OF PRIOR YEARS' AWARDS THAT VESTED IN YEAR [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,565,280)	1,709,315	332,207	(2,062,071)
PEO | EQUITY AWARDS ADJUSTMENTS VALUE OF DIVIDENDS OR OTHER EARNINGS PAID ON EQUITY AWARDS NOT OTHERWISE REFLECTED IN FAIR VALUE OR TOTAL COMPENSATION [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	726,471	451,348	244,868	211,985
Non-PEO NEO | DEDUCTIONS FROM SCT TOTAL FOR EQUITY AWARDS [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,850,000)	(2,600,006)	(2,275,002)	(2,350,001)
Non-PEO NEO | DEDUCTIONS FROM SCT FOR PENSION BENEFITS [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(577,304)		(67,160)	(258,967)
Non-PEO NEO | ADDITIONS TO SCT TOTAL FOR EQUITY AWARDS [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,691,176	7,220,623	7,718,867	2,688,674
Non-PEO NEO | ADDITIONS TO SCT FOR PENSION BENEFITS [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	237,800	144,882	213,113	221,318
Non-PEO NEO | EQUITY AWARDS ADJUSTMENTS FAIR VALUE OF CURRENT YEAR AWARDS OUTSTANDING AT YEAR END [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,246,052	2,919,316	2,546,120	2,605,503
Non-PEO NEO | EQUITY AWARDS ADJUSTMENTS CHANGE IN VALUE OF PRIOR YEARS' AWARDS OUTSTANDING AT YEAR END [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	588,212	3,759,353	4,926,525	363,249
Non-PEO NEO | EQUITY AWARDS ADJUSTMENTS CHANGE IN VALUE OF PRIOR YEARS' AWARDS THAT VESTED IN YEAR [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(373,961)	410,716	130,284	(439,842)
Non-PEO NEO | EQUITY AWARDS ADJUSTMENTS VALUE OF DIVIDENDS OR OTHER EARNINGS PAID ON EQUITY AWARDS NOT OTHERWISE REFLECTED IN FAIR VALUE OR TOTAL COMPENSATION [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 230,873	$ 131,238	$ 115,937	$ 159,764